Schedule of remeasurement of financial items (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Expenses
Net loss on financial instruments measured at fair value through profit or loss	$ (941,199)
Loss on forgiveness of loan			(175,386)
Remeasurement of financial items	$ (941,199)		$ (175,386)